Related-party transactions	12 Months Ended
Dec. 31, 2021
Related-party transactions

Note	35 | Related-party transactions

The following transactions were carried out with related parties:

a.	Income

Company	Concept	12.31.21	12.31.20	12.31.19
PESA	Impact study	-	5	-
SACDE	Reimbursement expenses	-	60	41
FIDUS SGR	SGR contribution revenue		45	5
		-	110	46

b.	Expense

Company	Concept	12.31.21	12.31.20	12.31.19

EDELCOS S.A.	Technical advisory services on financial matters	(911)	-	-
PESA	Technical advisory services on financial matters	-	(311)	(279)
SACME	Operation and oversight of the electric power transmission system	(317)	(154)	(170)
OSV	Hiring life insurance for staff	-	(41)	(41)
SB&WM Abogados	Legal fees	-	(20)	-
FIDUS	Legal fees	-	(6)	(2)
ABELOVICH, POLANO & ASOC.	Legal fees	-	(2)	(3)
		(1,228)	(534)	(495)

c.	Key Management personnel’s remuneration

	12.31.21	12.31.20	12.31.19

Salaries	1,518	486	605

The balances with related parties are as follow:

d.	Receivables and payables

	12.31.21	12.31.20
Other receivables - Non current
SACME	2	5

Other receivables - Current
FIDUS SGR	-	26
SACME	1	2
	1	28
Other payables
Andina PLC	(119)	-
SACME	(19)	(22)
	(138)	(22)

(*) Balances held and transactions carried out as of December 31, 2020 and 2019, respectively, with the companies that comprised the Company’s former controlling economic group (Pampa Energía S.A.) are disclosed for comparative purposes.

The other receivables with related parties are not secured and do not accrue interest. No allowances have been recorded for these concepts in any of the periods covered by these financial statements.

According to IAS 24, paragraphs 25 and 26, the Company applies the exemption from the disclosure requirement of transactions with related parties when the counterpart is a governmental agency that has control, joint control or significant influence.

The agreements with related parties that were in effect throughout fiscal year 2021 are detailed below:

Agreement with SACME

In the framework of the regulation of the Argentine electric power sector established by Law No. 24,065 and SEE Resolution No. 61/92, and after the awarding of the CABA and the Greater Buenos Aires distribution areas to edenor and Edesur S.A., the bidding terms and conditions of the privatization provided that both companies were to organize in equal parts SACME to operate the electric power supervision and control center of the transmission and sub-transmission system that feeds the market areas transferred to those companies.

The purpose of this company is to manage, supervise and control the operation of both the electric power generation, transmission and sub-transmission system in the CABA and the Buenos Aires metropolitan area and the interconnections with the Argentine Interconnection System, to represent Distribution Companies in the operational management before CAMMESA, and, in general, to carry out the necessary actions for the proper development of its activities.

The operating costs borne by the Company in fiscal year 2021 amounted to $ 317.

Agreement with EDELCOS S.A.

The agreement comprises the provision to the Company of technical advisory services especially on financial topics. It expires in December 2026, but may be extended if so agreed by the parties. In consideration of these services, the Company pays EDELCOS S.A. either an annual amount of $ 1,766 or the amount equivalent to 1.75% of the annual gross billing, whichever results in the higher amount, plus the related value added tax. Any of the parties may terminate the agreement at any time by giving 60 days’ notice, without having to comply with any further obligations or paying any indemnification to the other party.

As of December 31, 2021, the Company recorded charges for EDELCOS S.A. technical advisory services for a total of $ 911 relating to the services rendered in the second half of 2021.

Fidus Sociedad de Garantía Recíproca

The Company’s Board of Directors, at its meeting of December 4, 2018, approved the making of a contribution of funds to Fidus SGR for a sum of $ 25, in the capacity as protector partner and with the scope set forth in Law No. 24,467.

Furthermore, on December 21, 2020, the contribution made as protector partner was refunded to the Company.